Balance Sheet	Oct. 31, 2016 USD ($)
Assets, Current [Abstract]
Cash and cash equivalents	$ 70
Total Current assets	70
Total assets	70
Current Liabilities
Loan payable-related party	5,900
Total Liabilities	5,900
Shareholders' Deficit
Common Stock $0.01 par value, 100,000,000 shares authorized, 20,250,000 issued and outstanding at October 31, 2016.	202,500
Additional paid in capital	(200,000)
Accumulated deficit	(8,330)
Total Stockholders' deficit	(5,830)
Total Liabilities and Partner Deficit	$ 70